Investment in film and television programs - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Inventories [Abstract]
Interest costs capitalised	$ 665	$ 1,384
Write-down of investment in film and television programs	$ 24,217	$ 7,566